STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2014
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the options is presented in the table below:

	June 30, 2014		June 30, 2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Options outstanding, beginning of year	102,000	$6.90	138,000	$7.43
Granted	-	-	10,000	2.01
Canceled, forfeited or expired	(36,000)	$7.75	(46,000)	7.43

Options outstanding, end of year	66,000	$6.88	102,000	$6.90

Options exercisable, end of year	58,000	$7.55	92,000	$7.75

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Following is a summary of the status of options outstanding and exercisable at June 30, 2014:

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$7.75	56,000	4.0 years	$7.75	56,000	4.0 years
$2.01	10,000	3.6 years	$2.01	2,000	3.6 years
	66,000			58,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of 10,000 stock options granted in 2013 was calculated at the grant date using the Black–Scholes option–pricing model with the following assumptions:

Black-Scholes Option Pricing Model for 2008 options
Assumptions:
Stock Price	$7.75
Strike Price	$7.75
Volatility	173.84%
Risk-free Rate	3.02%
Expected life	5 yrs
Dividend Yield	0.00%
Number of Options	66,000

Black-Scholes Option Pricing Model for 2013 options
Assumptions:
Stock Price	$1.94
Strike Price	$2.01
Volatility	452.04%
Risk-free Rate	0.88%
Expected life	5 yrs
Dividend Yield	0.00%
Number of Options	10,000

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the status of warrants outstanding and exercisable at June 30, 2014:

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
139,032	139,032	$9.30	4.0 years